Credit Risk - Disclosure of Reconciliation of Exposures, ECL and Net Carrying Amounts (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 199,408	£ 207,435
Assets classified at FVTPL	76	254
Total assets	259,944	275,448
Accumulated impairment
Disclosure of credit risk exposure [line items]
Loans and advances to customers	(784)	(914)
Financial assets	869	992
Balance sheet asset
Disclosure of credit risk exposure [line items]
Loans and advances to customers	248,211	263,449
Net carrying amount	247,427	262,535
Joint ventures	4,832	4,544
Other items	848	751
Adjusted net carrying amount	253,107	267,830
Assets classified at FVTPL	1,340	1,694
Non-financial assets	5,497	5,924
Total assets	259,944	275,448
Balance sheet asset | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	784	914
Off-balance sheet
Disclosure of credit risk exposure [line items]
Loans and advances to customers	35,649	31,428
Off-balance sheet | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	85	78
Retail & Business Banking | Balance sheet asset
Disclosure of credit risk exposure [line items]
Loans and advances to customers	171,724	179,887
Net carrying amount	171,303	179,388
Retail & Business Banking | Balance sheet asset | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	421	499
Retail & Business Banking | Off-balance sheet
Disclosure of credit risk exposure [line items]
Loans and advances to customers	25,008	22,090
Retail & Business Banking | Off-balance sheet | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	37	43
Consumer Finance
Disclosure of credit risk exposure [line items]
Loans and advances to customers	4,759	5,228
Consumer Finance | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	69	70
Consumer Finance | Balance sheet asset
Disclosure of credit risk exposure [line items]
Loans and advances to customers	4,759	5,228
Net carrying amount	4,690	5,158
Consumer Finance | Balance sheet asset | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	69	70
Consumer Finance | Off-balance sheet
Disclosure of credit risk exposure [line items]
Loans and advances to customers	0	0
Consumer Finance | Off-balance sheet | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Corporate & Commercial Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	342	380
Corporate & Commercial Banking | Balance sheet asset
Disclosure of credit risk exposure [line items]
Loans and advances to customers	18,029	17,939
Net carrying amount	17,735	17,594
Corporate & Commercial Banking | Balance sheet asset | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	294	345
Corporate & Commercial Banking | Off-balance sheet
Disclosure of credit risk exposure [line items]
Loans and advances to customers	8,278	9,338
Corporate & Commercial Banking | Off-balance sheet | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	48	35
Corporate Centre | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Corporate Centre | Balance sheet asset
Disclosure of credit risk exposure [line items]
Loans and advances to customers	53,699	60,395
Net carrying amount	53,699	60,395
Corporate Centre | Balance sheet asset | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Corporate Centre | Off-balance sheet
Disclosure of credit risk exposure [line items]
Loans and advances to customers	2,363	0
Corporate Centre | Off-balance sheet | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0